ASSETS SUBJECT TO FORECLOSURE AND DISCONTINUED OPERATIONS - Net assets subject to foreclosure (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Current assets
Cash and cash equivalents	$ 11,064,683	$ 32,695,079
Trade receivables	154,931,523	165,859,933
Other receivables	15,343,683	15,861,981
Inventories	64,789,545	87,611,269
NON-CURRENT ASSETS
Property, plant and equipment	61,085,579	74,575,386	$ 74,901,243	$ 74,573,278
Intangible assets	87,289,801	181,173,079	$ 176,292,048	$ 176,893,136
Goodwill	36,073,683	112,163,432
Right of use asset	10,975,652	16,377,701
Current liabilities
Trade and other payables	89,408,430	96,432,604
Borrowings	90,063,228	119,728,126
Employee benefits and social security	4,964,421	6,174,012
Consideration for acquisition	791,280	1,761,274
Lease liabilities	2,765,072	6,884,042
Non-current liabilities
Borrowings	34,155,963	38,198,026
Deferred revenue and advances from customers	1,436,912	1,436,912
Lease liabilities	8,118,030	$ 9,527,939
Total liabilities subject to foreclosure	27,363,563
Assets subject to foreclosure
Current assets
Cash and cash equivalents	555,828
Trade receivables	22,163,439
Other receivables	3,046,129
Inventories	12,742,121
NON-CURRENT ASSETS
Investment properties	568,967
Property, plant and equipment	12,171,900
Intangible assets	89,149,047
Goodwill	76,089,749
Right of use asset	4,884,724
Total assets subject to foreclosure	221,371,904
Current liabilities
Trade and other payables	18,416,300
Borrowings	21,046
Employee benefits and social security	369,852
Consideration for acquisition	7,530
Lease liabilities	988,531
Non-current liabilities
Borrowings	3,024,032
Deferred revenue and advances from customers	383,422
Lease liabilities	4,152,850
Total liabilities subject to foreclosure	27,363,563
Net assets subject to foreclosure	$ 194,008,341